CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
ForeignCurrencyLineItems [Line Items]
LOSS FOR THE YEAR | ¥		¥ (5,645)	¥ (6,176)	¥ (29,996)
Other comprehensive income/(loss) to be reclassified to profit or loss in subsequent periods:
Reclassification adjustments for a foreign operation disposed during the year | ¥				3,280
Foreign currency translation adjustments | ¥		(111)	(117)	(1,984)
Total other comprehensive income/(loss) for the year, net of tax | ¥		(111)	(117)	1,296
TOTAL COMPREHENSIVE LOSS FOR THE YEAR | ¥		(5,756)	(6,293)	(28,700)
Attributable to: Owners of the Company
From continuing operations | ¥		(5,756)	(6,293)	(5,758)
From discontinued operations | ¥				(22,942)
Attributable to: Owners of the Company | ¥		(5,756)	(6,293)	(28,700)
Non-controlling interests
From continuing operations | ¥
From discontinued operations | ¥
Non-controlling interests | ¥
TOTAL COMPREHENSIVE INCOME FOR THE YEAR | ¥		¥ (5,756)	¥ (6,293)	¥ (28,700)
USD [Member]
ForeignCurrencyLineItems [Line Items]
LOSS FOR THE YEAR | $	$ (810)
Other comprehensive income/(loss) to be reclassified to profit or loss in subsequent periods:
Reclassification adjustments for a foreign operation disposed during the year | $
Foreign currency translation adjustments | $	(16)
Total other comprehensive income/(loss) for the year, net of tax | $	(16)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR | $	(826)
Attributable to: Owners of the Company
From continuing operations | $	(826)
From discontinued operations | $
Attributable to: Owners of the Company | $	(826)
Non-controlling interests
From continuing operations | $
From discontinued operations | $
Non-controlling interests | $
TOTAL COMPREHENSIVE INCOME FOR THE YEAR | $	$ (826)